Condensed Consolidated Statements of Changes in Stockholders' (Deficit) Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2021	$ 7	$ 501,893	$ (471,728)	$ 30,172
Balance, shares at Dec. 31, 2021	7,475,916
Net loss			(29,885)	(29,885)
Common stock issued in conjunction with exercise of stock options		13		13
Common stock issued in conjunction with exercise of stock options, shares	1,533
Common stock and warrants issued in conjunction with follow-on public offering, net of issuance costs	$ 1	4,265		4,266
Common stock and warrants issued in conjunction with follow-on public offering, net of issuance costs, shares	800,000
Common stock issued for vested restricted stock awards		362		362
Common stock issued for vested restricted stock awards, shares	28,877
Stock-based compensation expense		2,051		2,051
Balance at Dec. 31, 2022	$ 8	508,584	(501,613)	6,979
Balance, shares at Dec. 31, 2022	8,306,326
Net loss			(6,578)	(6,578)
Stock-based compensation expense		396		396
Common stock issued under 2023 At-the-Market Offering Agreement, net of issuance costs		30		30
Common stock issued under At-the-Market Offering Agreement, net of issuance costs, shares	23,217
Balance at Mar. 31, 2023	$ 8	509,010	(508,191)	827
Balance, shares at Mar. 31, 2023	8,329,543
Balance at Dec. 31, 2022	$ 8	508,584	(501,613)	6,979
Balance, shares at Dec. 31, 2022	8,306,326
Net loss				(13,601)
Balance at Sep. 30, 2023	$ 11	514,544	(515,214)	(659)
Balance, shares at Sep. 30, 2023	10,287,182
Balance at Dec. 31, 2022	$ 8	508,584	(501,613)	6,979
Balance, shares at Dec. 31, 2022	8,306,326
Net loss			(16,690)	(16,690)
Common stock issued for vested restricted stock awards	$ 1	814		815
Common stock issued for vested restricted stock awards, shares	199,699
Stock-based compensation expense		909		909
Common stock issued under 2023 At-the-Market Offering Agreement, net of issuance costs		68		68
Common stock issued under At-the-Market Offering Agreement, net of issuance costs, shares	35,552
Common stock issued under 2023 Equity Line of Credit Agreement, net of issuance costs		1,177		1,177
Common stock issued under Equity Line of Credit Agreement, net of issuance costs, shares	360,943
Common stock issued for entering into 2023 Equity Line of Credit Agreement		258		258
Common stock issued for entering into Equity Line of Credit Agreement, shares	47,733
Common stock issued under 2023 Direct Offering, net of issuance costs	$ 2	4,117		4,119
Common stock issued under Direct Offering, net of issuance costs, shares	1,694,820
Fractional shares adjustment related to reverse stock split
Fractional shares adjustment related to reverse stock split, shares	(24)
Balance at Dec. 31, 2023	$ 11	515,927	(518,303)	(2,365)
Balance, shares at Dec. 31, 2023	10,645,049
Balance at Mar. 31, 2023	$ 8	509,010	(508,191)	827
Balance, shares at Mar. 31, 2023	8,329,543
Net loss			(2,317)	(2,317)
Common stock issued for vested restricted stock awards	$ 1	263		264
Common stock issued for vested restricted stock awards, shares	30,441
Stock-based compensation expense		224		224
Common stock issued under 2023 At-the-Market Offering Agreement, net of issuance costs		38		38
Common stock issued under At-the-Market Offering Agreement, net of issuance costs, shares	12,335
Common stock issued under 2023 Equity Line of Credit Agreement, net of issuance costs		178		178
Common stock issued under Equity Line of Credit Agreement, net of issuance costs, shares	53,335
Common stock issued for entering into 2023 Equity Line of Credit Agreement		258		258
Common stock issued for entering into Equity Line of Credit Agreement, shares	47,733
Fractional shares adjustment related to reverse stock split
Fractional shares adjustment related to reverse stock split, shares	(24)
Balance at Jun. 30, 2023	$ 9	509,971	(510,508)	(528)
Balance, shares at Jun. 30, 2023	8,473,363
Net loss			(4,706)	(4,706)
Common stock issued for vested restricted stock awards		421		421
Common stock issued for vested restricted stock awards, shares	118,999
Stock-based compensation expense		(3)		(3)
Common stock issued under 2023 Direct Offering, net of issuance costs	$ 2	4,155		4,157
Common stock issued under Direct Offering, net of issuance costs, shares	1,694,820
Balance at Sep. 30, 2023	$ 11	514,544	(515,214)	(659)
Balance, shares at Sep. 30, 2023	10,287,182
Balance at Dec. 31, 2023	$ 11	515,927	(518,303)	(2,365)
Balance, shares at Dec. 31, 2023	10,645,049
Net loss			(4,629)	(4,629)
Common stock issued for vested restricted stock awards
Common stock issued for vested restricted stock awards, shares	16,686
Stock-based compensation expense		362		362
Common stock issued under 2023 Equity Line of Credit Agreement, net of issuance costs		400		400
Common stock issued under Equity Line of Credit Agreement, net of issuance costs, shares	111,369
Common stock issued under 2023 Direct Offering, net of issuance costs	$ 1	4,868		4,869
Common stock issued under Direct Offering, net of issuance costs, shares	1,371,000
Warrant Exercise
Warrant Exercise, shares	200,000
Balance at Mar. 31, 2024	$ 12	521,557	(522,932)	(1,363)
Balance, shares at Mar. 31, 2024	12,344,104
Balance at Dec. 31, 2023	$ 11	515,927	(518,303)	(2,365)
Balance, shares at Dec. 31, 2023	10,645,049
Net loss				(11,706)
Balance at Sep. 30, 2024	$ 16	527,473	(530,009)	(2,520)
Balance, shares at Sep. 30, 2024	16,284,381
Balance at Mar. 31, 2024	$ 12	521,557	(522,932)	(1,363)
Balance, shares at Mar. 31, 2024	12,344,104
Net loss			(3,530)	(3,530)
Common stock issued for vested restricted stock awards		16		16
Common stock issued for vested restricted stock awards, shares	5,000
Stock-based compensation expense		106		106
Common stock issued under 2023 Equity Line of Credit Agreement, net of issuance costs	$ 1	1,100		1,101
Common stock issued under Equity Line of Credit Agreement, net of issuance costs, shares	475,986
Issuance costs related to common stock issued under 2024 Direct Offering		(39)		(39)
Balance at Jun. 30, 2024	$ 13	522,740	(526,462)	(3,709)
Balance, shares at Jun. 30, 2024	12,825,090
Net loss			(3,547)	(3,547)
Common stock issued for vested restricted stock awards		145		145
Common stock issued for vested restricted stock awards, shares	127,701
Stock-based compensation expense		235		235
Common stock issued under 2023 Equity Line of Credit Agreement, net of issuance costs		400		400
Common stock issued under Equity Line of Credit Agreement, net of issuance costs, shares	362,219
Common stock issued under Warrant Inducement Agreement, net of issuance costs	$ 2	1,860		1,862
Common stock issued under Warrant Inducement Agreement, net of issuance costs, shares	1,711,111
Reclassification of Warrant Liability upon Exercise		245		245
Common stock issued under 2024 Private Placement Offering, net of issuance costs	$ 1	1,837		1,838
Common stock issued under Private Placement Offering, net of issuance costs, shares	1,248,527
Common stock issued under 2024 Securities Purchase Agreements		11		11
Common stock issued under Securities Purchase Agreements, shares	9,733
Balance at Sep. 30, 2024	$ 16	$ 527,473	$ (530,009)	$ (2,520)
Balance, shares at Sep. 30, 2024	16,284,381